Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Investment Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Investment Trust
John Hancock Disciplined Value International Fund (the fund)Supplement dated December 12, 2024 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 10-12, 2024, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective immediately:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR2R4R6Management fee0.680.680.680.680.680.68Distribution and service (Rule 12b-1) fees0.251.000.000.250.250.00Other expensesService plan fee0.000.000.000.250.100.00Additional other expenses0.190.190.190.070.070.07Total other expenses0.190.190.190.320.170.07Total annual fund operating expenses1.121.870.871.251.100.75Contractual expense reimbursement-0.01-0.01-0.01-0.01-0.11-0.01Total annual fund operating expenses after expense reimbursements1.111.860.861.240.990.741“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.3The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR2R4R6C1 year60828988126101761893 years8375872773963392395875 years1,0851,0104816855964161,01010 years1,7941,9941,0721,5101,3309291,994Prospectus SupplementJohn Hancock Investment Trust
		John Hancock Disciplined Value International Fund (the fund)Supplement dated December 12, 2024 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 10-12, 2024, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows to reflect the fund’s management fee schedule effective immediately:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.68Other expenses0.07Total annual fund operating expenses0.75Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.741“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year763 years2395 years41610 years929
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Investment Trust
		John Hancock Disciplined Value International Fund (the fund)Supplement dated December 12, 2024 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 10-12, 2024, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective immediately:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR2R4R6Management fee0.680.680.680.680.680.68Distribution and service (Rule 12b-1) fees0.251.000.000.250.250.00Other expensesService plan fee0.000.000.000.250.100.00Additional other expenses0.190.190.190.070.070.07Total other expenses0.190.190.190.320.170.07Total annual fund operating expenses1.121.870.871.251.100.75Contractual expense reimbursement-0.01-0.01-0.01-0.01-0.11-0.01Total annual fund operating expenses after expense reimbursements1.111.860.861.240.990.741“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.3The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR2R4R6C1 year60828988126101761893 years8375872773963392395875 years1,0851,0104816855964161,01010 years1,7941,9941,0721,5101,3309291,994
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2026February 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.11%
1 year	rr_ExpenseExampleYear01	$ 608
3 years	rr_ExpenseExampleYear03	837
5 years	rr_ExpenseExampleYear05	1,085
10 years	rr_ExpenseExampleYear10	$ 1,794
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.86%
1 year	rr_ExpenseExampleYear01	$ 289
3 years	rr_ExpenseExampleYear03	587
5 years	rr_ExpenseExampleYear05	1,010
10 years	rr_ExpenseExampleYear10	1,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	587
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,994
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	277
5 years	rr_ExpenseExampleYear05	481
10 years	rr_ExpenseExampleYear10	$ 1,072
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	$ 126
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	685
10 years	rr_ExpenseExampleYear10	$ 1,510
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 101
3 years	rr_ExpenseExampleYear03	339
5 years	rr_ExpenseExampleYear05	596
10 years	rr_ExpenseExampleYear10	$ 1,330
Class A C I R2 R4 R6 | John Hancock Disciplined Value International Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	239
5 years	rr_ExpenseExampleYear05	416
10 years	rr_ExpenseExampleYear10	$ 929
Class NAV | John Hancock Disciplined Value International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Investment Trust
		John Hancock Disciplined Value International Fund (the fund)Supplement dated December 12, 2024 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 10-12, 2024, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows to reflect the fund’s management fee schedule effective immediately:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.68Other expenses0.07Total annual fund operating expenses0.75Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.741“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year763 years2395 years41610 years929
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class NAV | John Hancock Disciplined Value International Fund | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	239
5 years	rr_ExpenseExampleYear05	416
10 years	rr_ExpenseExampleYear10	$ 929

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[4]	“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.
[5]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.